Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 15 – SUBSEQUENT EVENTS

The Company evaluated its September 30, 2016, condensed consolidated financial statements for subsequent events through November 14, 2016, the date the condensed consolidated financial statements were available to be issued and noted the following non-recognized events for disclosure.

Stock issuance

In October and November 2016 (through November 14, 2016), the Company sold securities in a self-directed offering in the aggregate amount of $185,000 at $0.08 per unit. Each unit consisted of 1 share of restricted common stock (2,312,500 shares), a five-year warrant to purchase 1 share of restricted common stock (2,312,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (2,312,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (2,312,500 warrant shares) at $0.16 per share.

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated its December 31, 2015, consolidated financial statements for subsequent events through March 28, 2016, the date the consolidated financial statements were available to be issued and noted the following non-recognized events for disclosure.

On March 28, 2016, the Company furloughed all of its employees and independent contractors indefinitely and arranged with its Chief Executive Officer, David G. Watumull; its Chief Financial Officer, John B. Russell; and its Vice President, Operations, David M. Watumull, to continue their services for cash compensation equal to the minimum wage. The Company continues to assess its commercial opportunities, which may include licensing its intellectual property or developing products with others, and may re-engage furloughed employees and contractors from time to time to the extent their services are required at cash compensation equal to the hourly minimum wage. In addition, each of the directors has agreed, effective April 1, 2016, to suspend any additional equity compensation, until otherwise agreed by the Company.